Rights of use of assets (Details 3) - ARS ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Rights of use of assets (Details)
Right-of-use interests	$ 257	$ (201)
Results from short-term leases	(62)	29,454
Results from variable leases not recognized as lease liabilities	$ (389)	$ 1,197